Related Parties - Transactions And Balances With Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deposits [member]
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	$ 88,640	$ 119,835
Transactions with key management personnel	26,352	1,149	$ 2,146
Credit Cards [member] | Loans [member]
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	37,505	65,429
Transactions with key management personnel	20,541	13,939	6,552
Overdrafts [member] | Loans [member]
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	0	6
Transactions with key management personnel	15	50	0
Mortgage With Key Management Personnel [member] | Loans [member]
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances With Key Management Personnel	1,430	3,288
Transactions with key management personnel	$ 68,729	$ 51,447	$ 1,426